Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000107966
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic International Opportunity Fund
Account Value	$ 10,000	$ 14,537	$ 14,186	$ 12,786	$ 14,776	$ 14,622	$ 11,496	$ 10,782	$ 12,570	$ 10,174	$ 9,198
C000108013
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic International Opportunity Fund
Account Value	$ 10,000	14,187	13,876	12,545	14,540	14,416	11,371	10,681	12,490	10,126	9,183
C000107964
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic U.S. Opportunity Fund
Account Value	$ 10,000	23,702	21,820	18,803	20,328	17,496	14,720	11,697	13,135	11,404	9,672
C000107965
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic U.S. Opportunity Fund
Account Value	$ 10,000	23,129	21,352	18,451	19,981	17,236	14,550	11,590	13,045	11,348	9,646
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global ex-US Target Market Exposure NR USD
Account Value	$ 10,000	16,262	15,432	13,345	15,760	14,560	13,153	10,820	12,516	9,889	9,446
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global ex-US Target Market Exposure NR USD
Account Value	$ 10,000	16,262	15,432	13,345	15,760	14,560	13,153	10,820	12,516	9,889	9,446
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value	$ 10,000	25,198	21,449	17,907	21,402	17,989	15,543	12,486	12,849	11,069	10,134
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value [Line Items]
Line Graph and Table Measure Name	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value	$ 10,000	14,182	13,723	12,181	14,493	13,936	12,580	10,741	11,978	9,904	9,529
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,886	9,684
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net (USD)
Account Value	$ 10,000	15,986	15,147	13,101	15,597	14,466	13,073	10,759	12,538	9,858	9,434
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value [Line Items]
Line Graph and Table Measure Name	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value	$ 10,000	14,182	13,723	12,181	14,493	13,936	12,580	10,741	11,978	9,904	9,529
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,886	9,684
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net (USD)
Account Value	$ 10,000	15,986	15,147	13,101	15,597	14,466	13,073	10,759	12,538	9,858	9,434
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value	$ 10,000	$ 25,198	$ 21,449	$ 17,907	$ 21,402	$ 17,989	$ 15,543	$ 12,486	$ 12,849	$ 11,069	$ 10,134